Subsequent Events	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025
Subsequent Events [Line Items]
Subsequent events

14. Subsequent events

The Company has evaluated subsequent events through May 12, 2026, the date the financial statements were available to be issued, and has not identified events requiring disclosure.

15. Subsequent events

The Company has evaluated subsequent events through May 12, 2026, the date the financial statements were available to be issued, and has identified the following events requiring disclosure.

In connection with the pay-to-play provision described in Note 9, existing preferred holders (Series Seed through Series B-2) converted 11,007,471 shares of convertible preferred shares into 733,811 shares of non-voting Common Stock at a 15:1 ratio.

On December 12, 2025, the Company entered into Omnibus Amendment No. 2 to its secured promissory notes issued pursuant to the Note and Warrant Purchase Agreement dated January 3, 2025, as amended. The amendment extended the maturity date of all outstanding notes to April 30, 2026. All other terms of the notes remain unchanged.

In connection with the Series B-3 financing, the Company issued an additional 701,349 shares of Series B-3 preferred stock which resulted in proceeds of $3,899,698, net of debt issuance costs, subsequent to the fiscal year end. Of the aggregate $3,899,698 investment, approximately $2,140,992 related to investments made by parties determined to be related parties.

On March 3, 2026, Matternet issued senior secured convertible promissory notes (the “Bridge Notes”) in an aggregate principal amount of $6,000,000 to accredited investors. The Bridge Notes bear interest at 10% per annum (accruing, payable at maturity), mature on September 3, 2026, and are secured by a first-priority lien on all of Matternet’s assets. The notes contain a mandatory conversion feature triggered upon the closing of a specified transaction and a forgiveness of accrued interest upon conversion. The Bridge Notes also entitle holders to contingently issuable warrants upon certain closing conditions.

Los Altos Ventures Corp. [Member]
Subsequent Events [Line Items]
Subsequent events

Note 8. Subsequent Events

On April 29, 2026, the Company received additional proceeds on its stockholder note payable totaling $10,000 from Mr. Tompkins. The proceeds were received after the balance sheet date and therefore do not affect the amounts reported as of March 31, 2026. Management has evaluated this transaction and determined that it represents a non-recognized subsequent event requiring disclosure.

Merger Agreement

On April 30, 2026, the Company filed with the SEC a Schedule 14F-1 Information Statement relating to an anticipated change in the composition of its board of directors that was expected to occur in connection with the merger to be completed by and among the Company, a wholly-owned subsidiary of the Company (“Merger Sub”), and Matternet, Inc., a privately held Delaware corporation (“Matternet”), pursuant to which Merger Sub would merge with and into Matternet, with Matternet continuing as the surviving entity (the “Merger”) and as the Company’s wholly-owned subsidiary, after which the Company would continue the business of Matternet. The Merger would occur pursuant to an Agreement and Plan of Merger and Reorganization entered into by and among the Company, Matternet and Merger Sub (the “Merger Agreement”).

Matternet is a leading developer of commercial drone delivery systems for urban and suburban environments. The company develops drone aircraft, ground infrastructure, and software for autonomous aerial logistics. Matternet has achieved multiple industry firsts, including being the first company authorized for commercial Beyond Visual Line of Sight (BVLOS) drone delivery operations over cities in Switzerland, the first to launch routine revenue-generating drone delivery operations in the United States, and the first drone delivery company to achieve standard Type Certification and Production Certification from the U.S. Federal Aviation Administration. Matternet’s technology has powered commercial operations in healthcare and home delivery use cases across the U.S. and Europe.

Pursuant to the terms of the Merger Agreement, it was expected that all outstanding equity interests of Matternet would be converted into shares of our common stock, such that the holders of Matternet equity before the proposed Merger would own a majority of the outstanding shares of our common stock after the Merger (before giving effect to a potential private placement offering of common stock by the Company that we expected would be consummated simultaneously with or immediately after the Merger), resulting in a change of control of the Company. Completion of a private placement financing was a condition to completion of the Merger.

Certain other information regarding the Merger and proposed changes to the management and share ownership of the Company is set forth in the Schedule 14F-1.

The foregoing description of the Merger Agreement and private placement and related matters does not purport to be complete and is qualified in its entirety by the terms of the actual Merger Agreement and of terms and documentation for a private placement. When the Merger Agreement was signed, it was further described in greater detail and filed by the Company with the SEC as an exhibit to a Current Report on Form 8-K. Similarly, when a private placement was consummated, it was further described in greater detail in, and any material agreements related thereto were filed by the Company with the SEC as exhibits to, a Current Report on Form 8-K.

 Note 8. Subsequent Events

 On February 20, 2026, the Company received additional proceeds on its stockholder note payable totaling $15,000 from Mr. Tompkins. The proceeds were received after the balance sheet date and therefore do not affect the amounts reported as of year-end. Management has evaluated this transaction and determined that it represents a non-recognized subsequent event requiring disclosure.